Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Chile ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 6.7%
Latam Airlines Group SA	2,456,451	$25,720,709

Banks — 23.9%
Banco de Chile	365,208,472	36,977,063
Banco de Credito e Inversiones SA	387,108	17,260,876
Banco Santander Chile	532,433,962	28,353,105
Grupo Security SA	11,403,939	2,663,727
Itau CorpBanca	1,391,542,706	6,898,045

		92,152,816

Beverages — 4.7%
Cia. Cervecerias Unidas SA	1,284,132	11,792,270
Vina Concha y Toro SA	3,604,028	6,431,617

		18,223,887

Construction & Engineering — 1.1%
Besalco SA	4,543,516	2,195,969
Salfacorp SA	3,924,162	1,994,080

		4,190,049

Diversified Financial Services — 0.9%
Inversiones La Construccion SA	362,753	3,501,565

Electric Utilities — 21.1%
Enel Americas SA	304,397,699	58,260,026
Enel Chile SA	227,180,299	17,002,204
Engie Energia Chile SA	4,951,521	6,136,322

		81,398,552

Food & Staples Retailing — 4.9%
Cencosud SA	11,915,655	15,136,006
SMU SA	22,162,630	3,982,528

		19,118,534

Independent Power and Renewable Electricity Producers — 4.0%
AES Gener SA	28,844,947	5,469,287
Colbun SA	70,112,664	9,957,507

		15,426,794

IT Services — 1.1%
SONDA SA	4,828,040	4,093,471

Marine — 0.9%
Cia. Sud Americana de Vapores SA(a)	106,937,981	3,470,859

Metals & Mining — 1.1%
CAP SA	667,792	4,328,251

Security	Shares	Value

Multiline Retail — 5.3%
Ripley Corp. SA	7,562,103	$3,144,441
SACI Falabella	4,325,000	17,311,899

		20,456,340

Oil, Gas & Consumable Fuels — 4.3%
Empresas COPEC SA	2,115,050	16,775,294

Paper & Forest Products — 4.4%
Empresas CMPC SA	7,860,532	16,998,746

Real Estate Management & Development — 2.8%
Parque Arauco SA	5,138,763	10,985,434

Textiles, Apparel & Luxury Goods — 0.5%
Forus SA	1,292,082	1,841,440

Water Utilities — 3.5%
Aguas Andinas SA, Class A	23,165,264	9,445,016
Inversiones Aguas Metropolitanas SA	4,076,341	3,915,443

		13,360,459

Wireless Telecommunication Services — 2.1%
Empresa Nacional de Telecomunicaciones SA(a)	1,351,238	8,173,540

Total Common Stocks — 93.3% (Cost: $369,090,162)		360,216,740

Preferred Stocks

Beverages — 2.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	3,224,675	8,192,366

Chemicals — 4.4%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares, NVS	723,988	17,136,978

Total Preferred Stocks — 6.5% (Cost: $23,668,555)		25,329,344

Total Investments in Securities — 99.8% (Cost: $392,758,717)		385,546,084

Other Assets, Less Liabilities — 0.2%		650,735

Net Assets — 100.0%		$386,196,819

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	$—	$1,896	$—	$—

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Chile ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1	12/20/19	$52	$(790)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$360,216,740	$—	$—	$360,216,740
Preferred Stocks	25,329,344	—	—	25,329,344

	$385,546,084	$—	$—	$385,546,084

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(790)	$—	$—	$(790)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2